Unaudited Consolidated Statements of Comprehensive (Loss) Income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Net income	$ 9,580	$ (41,388)	$ 13,480	$ 136,114
Other comprehensive income (loss) before reclassifications
Effective Portion Recognized in AOCI	2,942	(959)	24,000	(69,593)
Pension adjustments, net of taxes	(120)	19	390	53
Amounts reclassified from accumulated other comprehensive income (loss) relating to:
Other comprehensive income (loss)	8,758	4,512	41,264	(57,591)
Comprehensive income (loss)	18,338	(36,876)	54,744	78,523
Comprehensive (income) loss attributable to non-controlling interests	(17,742)	3,293	(12,932)	(160,770)
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total	596	(33,583)	41,812	(82,247)
Interest Expense
Other comprehensive income (loss) before reclassifications
Other Comprehensive Income (Loss), Net Investment Hedge, Gain (Loss), Reclassification, before Tax	840	835	2,480	1,469
Equity Income
Other comprehensive income (loss) before reclassifications
Other Comprehensive Income (Loss), Net Investment Hedge, Gain (Loss), Reclassification, before Tax	$ 5,096	$ 4,655	$ 15,174	$ 10,586